Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Balance, beginning of period (Successor for 2024, Predecessor for 2023)	$ 280,618	$ 519,547
Net change in sales and transfer prices and in production (lifting) costs related to future production	(32,505)	(95,981)
Sales and transfers of oil and natural gas produced during the period	(9,504)	(22,914)
Changes in estimated future development costs	1,550	(2,313)
Previously estimated development incurred during the period	5,628	7,008
Net purchases (divestitures) of reserves in place		(138,893)
Net change due to revisions in quantity estimates	(20,516)	(45,534)
Net change due to extensions and discoveries, and improved recovery
Accretion of discount	28,062	51,955
Timing and other differences	(46,070)	(446)
Standardized measure of discounted future net cash flows (Successor for 2024, Predecessor for 2023)	$ 207,262	$ 280,618